Label	Element	Value
Grayscale Bitcoin Covered Call ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	83.20%
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: 52.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	18.10%
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Trust ETF, Expiration: 01/09/2026; Exercise Price: 69.91 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Grayscale Bitcoin Covered Call ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	83.20%
Grayscale Bitcoin Covered Call ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	18.10%
Grayscale Bitcoin Covered Call ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)
Grayscale Bitcoin Covered Call ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)